Statement of Financial Position - Parenthetical - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	1	1	1
Preferred Stock, Shares Outstanding	1	1	1
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	125,000,000	100,000,000	100,000,000
Common Stock, Shares Issued	24,999,978	24,999,978	22,028,425
Common Stock, Shares Outstanding	24,999,978	24,999,978	22,028,425